Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 142,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	19,610.20
Total Offset Amount	0.00
Net Fee	19,610.20
Narrative - Max Aggregate Offering Price	$ 142,000,000.00
Final Prospectus	true